Taxes	12 Months Ended
Jun. 30, 2026
Taxes
Taxes

21. Taxes

The Group’s income tax has been calculated on the estimated taxable profit for each year at the rates prevailing in the respective tax jurisdictions. The subsidiaries of the Group in the jurisdictions where the Group operates are required to calculate their income taxes on a separate basis; thus, they are not permitted to compensate subsidiaries’ losses against subsidiaries income.

Income tax filings – IRSA

IRSA Propiedades Comerciales S.A. for fiscal year 2021 (which was merged into IRSA Inversiones y Representaciones S.A.), and IRSA Inversiones y Representaciones S.A. for fiscal years 2022, 2023, 2024 and 2025, filed their income tax returns with the Argentine Tax Authority applying the systemic and comprehensive inflation adjustment mechanism, as detailed below:

•	Restating tax depreciations pursuant to Articles 87 and 88 for assets acquired or constructed prior to July 1, 2018;
•	Adjusting the tax basis of real estate assets acquired or constructed prior to July 1, 2018 and sold in the year, in accordance with Article 63;
•	Adjusting all tax loss carryforwards from prior fiscal years, following the methodology set forth in Article 25;
•	Adjusting the cost of inventories (breeding livestock and sowing) as established in Articles 56 and 57; all the aforementioned articles belong to the Argentine Income Tax Law (as restated in 2019);
•	Adjusting the tax basis of shares acquired prior to July 1, 2018 and sold during the year in accordance with Article 65.

Together with the aforementioned tax returns, the Company filed a multi-note form informing the application of such mechanisms, arguing that the effective tax rate would represent a percentage exceeding reasonable limits of taxation, thereby giving rise to a confiscatory situation in violation of Article 17 of the Argentine National Constitution (pursuant to the doctrine of the ruling “Candy S.A. v. AFIP et al. on Writ of Amparo”, judgment dated July 3, 2009, Fallos 332:1571, and subsequent precedents).

As of the issuance date of these Consolidated Financial Statements, there are judicial precedents consistent with the Company’s position: the Candy ruling and the Supreme Court of Justice ruling in the case “Telefónica de Argentina S.A. et al. v. EN – AFIP – DGI on Dirección General Impositiva.”

Under the same criterion applied in the tax returns filed in the years mentioned, the provision for income tax for fiscal year 2026 was recorded.

Additionally, it is worth mentioning that the calculation of deferred tax for the current fiscal year includes the legal option provided in Article 195 of the Income Tax Law, exercised in fiscal year 2024, which allowed one-third of the tax inflation adjustment to be accounted for in that fiscal year and the remaining two-thirds to be allocated in equal parts over the next two immediate fiscal years, provided that the requirement of certain investments in fixed assets is met in the following two fiscal years. For fiscal years 2024, 2025 and 2026 the investment requirement mentioned in the law has been duly met.

The Company analyzes the recoverability of its deferred tax assets when there are events or changes in circumstances that imply a potential indication of revaluation or devaluation. The value in use is determined on the basis of projected tax cash flows.

The aforementioned cash flows are prepared based on estimates regarding the future behavior of certain variables that are sensitive in determining the recoverable value, among which are: (i) sales projections; (ii) expense projections; (iii) macroeconomic variables such as growth rates, inflation rates, exchange rates, among others.

The details of the provision for the Group’s income tax, are as follows:

	06.30.2026	06.30.2025	06.30.2024
Current income tax	(135,243)	(107,059)	(32,380)
Deferred income tax	(14,786)	46,722	118,653
Income tax	(150,029)	(60,337)	86,273

The statutory taxes rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Uruguay	25%
U.S.A	0% - 21%
Bermuda / British Virgin Islands / Cayman Islands	0%
Gibraltar	15%
Netherlands	19% - 25.8%

Below is a reconciliation between income tax expense and the tax calculated applying the current tax rate, applicable in the respective countries, to profit before taxes for years ended June 30, 2026, 2025 and 2024:

	06.30.2026	06.30.2025	06.30.2024
(Profit) / loss for the year at tax rate applicable in the respective countries (i)	(195,532)	(114,466)	54,343
Permanent differences:
Share of profit of associates and joint ventures	10,559	15,709	20,042
Provision of tax loss carry forwards	(249)	(7,655)	1,199
Accounting Inflation adjustment permanent difference	2,779	15,844	40,681
Difference between provision and tax return	963	(4,995)	(33)
Non-taxable profit, non-deductible expenses and others	22,585	21,559	1,811
Tax inflation adjustment permanent difference	8,866	13,667	(31,770)
Income tax	(150,029)	(60,337)	86,273

(i)

The applicable income tax rate was calculated based on the legal tax rates in the countries where the Group operates. As of June 30, 2026, the income tax rate in the Republic of Argentina was 35%, while as of June 30, 2025 and 2024, the applicable rate was also 35%, respectively.

Deferred tax assets and liabilities of the Group as of June 30, 2026 and 2025 will be recovered as follows:

	06.30.2026	06.30.2025
Deferred income tax asset to be recovered after more than 12 months	17,676	16,067
Deferred income tax asset to be recovered within 12 months	20,821	22,574
Deferred income tax assets	38,497	38,641
Deferred income tax liability to be settled after more than 12 months	(998,285)	(984,389)
Deferred income tax liability to be settled within 12 months	(42,765)	(39,903)
Deferred income tax liability	(1,041,050)	(1,024,292)
Deferred income tax liabilities, net	(1,002,553)	(985,651)

The movement in the deferred income tax assets and liabilities during the years ended June 30, 2026 and 2025, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	06.30.2025	Charged / (Credited) to the Consolidated Statement of Income and Other Comprehensive Income	Currency translation adjustments	Incorporation by business combination (i)	06.30.2026
Assets
Investment properties, trading properties and Property, plant and equipment	501	340	20	-	861
Trade and other payables	24,202	111	-	-	24,313
Tax loss carry-forwards	9,656	(3,547)	-	-	6,109
Borrowings	665	(351)	-	-	314
Trade and other receivables	43	61	-	78	182
Others	3,574	1,791	-	1,353	6,718
Subtotal assets	38,641	(1,595)	20	1,431	38,497
Liabilities
Investment properties, trading properties and Property, plant and equipment	(916,606)	(73,177)	-	(3,567)	(993,350)
Trade and other receivables	(10,511)	(1,326)	-	-	(11,837)
Investments	(30,305)	10,837	-	-	(19,468)
Tax inflation adjustment	(50,807)	50,704	-	-	(103)
Intangible assets	(3,913)	(1,038)	-	-	(4,951)
Salaries and social security costs	(5,724)	2,135	-	-	(3,589)
Others	(6,426)	(1,326)	-	-	(7,752)
Subtotal liabilities	(1,024,292)	(13,191)	-	(3,567)	(1,041,050)
Liabilities, net	(985,651)	(14,786)	20	(2,136)	(1,002,553)

	06.30.2024	Charged / (Credited) to the Consolidated Statement of Income and Other Comprehensive Income	06.30.2025
Assets
Investment properties, trading properties and Property, plant and equipment	287	214	501
Trade and other payables	26,758	(2,556)	24,202
Tax loss carry-forwards	20,027	(10,371)	9,656
Borrowings	316	349	665
Trade and other receivables	218	(175)	43
Others	3,598	(24)	3,574
Subtotal assets	51,204	(12,563)	38,641
Liabilities
Investment properties, trading properties and Property, plant and equipment	(892,570)	(24,036)	(916,606)
Trade and other receivables	(3,456)	(7,055)	(10,511)
Investments	(23,738)	(6,567)	(30,305)
Tax inflation adjustment	(136,943)	86,136	(50,807)
Intangible assets	(26,181)	22,268	(3,913)
Salaries and social security costs	-	(5,724)	(5,724)
Others	(689)	(5,737)	(6,426)
Subtotal liabilities	(1,083,577)	59,285	(1,024,292)
Liabilities, net	(1,032,373)	46,722	(985,651)

(i)	See note 4 to these Consolidated Financial Statements.

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefits through future taxable profits is probable. Tax loss carry-forwards may have expiration dates or may be permanently available for use by the Group depending on the tax jurisdiction where the tax loss carry-forward is generated. Tax loss carry forwards in Argentina and Uruguay generally expire within 5 years.

As of June 30, 2026, the Group’s recognized tax loss carry forward prescribed as follows:

Date of generation	Due date	Total
2022	2027	5,831
2023	2028	3,388
2024	2029	1,107
2025	2030	5,512
2026	2031	1,616
Total cumulative tax loss carry-forwards	17,454

In order to fully realize the deferred tax asset, the respective companies of the Group will need to generate future taxable income. To this aim, a projection was made for future years when deferred assets will be deductible. Such projection is based on aspects such as the expected performance of the main macroeconomic variables affecting the business, pricing and costs underlying the operating cash flows generated from the ordinary operation of the Company’s real estate properties and other assets; and the cash flows resulting from changes in financial assets and liabilities. This strategy involves the development of real estate properties and/or the disposal of properties considered non-strategic or deemed to have reached their maximum appreciation potential.

Based on the estimated and aggregate effect of all these aspects on the companies’ performance, Management estimates that as of June 30, 2026, it is probable that the Company will realize all of the deferred tax assets.

The Group did not recognize deferred income tax assets (tax loss carry forwards) of ARS 6,532 and ARS 5,382 as of June 30, 2026 and 2025, respectively. Although Management estimates that the business will generate sufficient income, pursuant to IAS 12, management has determined that, as a result of the recent loss history and the lack of verifiable and objective evidence due to the subsidiary’s results of operations history, there is sufficient uncertainty as to the generation of sufficient income to be able to offset losses within a reasonable timeframe, therefore, no deferred tax asset is recognized in relation to these losses.